SUPPLEMENT DATED OCTOBER 5, 2015
to

PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION DATED APRIL 30, 2010
FOR KEYPORT ADVISOR, KEYPORT CHARTER, AND KEYPORT LATITUDE

PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION DATED APRIL 30, 2004
FOR KEYPORT VISTA AND KEYPORT ADVISOR VISTA

PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2003
FOR KEYPORT ADVISOR CHARTER, KEYPORT ADVISOR OPTIMA,
AND KEYPORT OPTIMA

 ISSUED BY DELAWARE LIFE INSURANCE COMPANY
KEYPORT VARIABLE ACCOUNT A

Effective immediately, the following changes have been made to the Prospectuses and Statements of Additional Information listed above.

The service office mailing address is changed to:

Delaware Life Insurance Company
P.O. Box 758581
Topeka, KS 66675-8581

The service office overnight mailing address is:

Delaware Life Insurance Company
Mail Zone 581
5801 S.W. 6th Avenue
Topeka, KS 66636

The customer service telephone number is changed to:

(877) 253-2323

The Company address is changed to:

Delaware Life Insurance Company
1601 Trapelo Road, Suite 30
Waltham, MA 02451

The address for Clarendon Insurance Agency, Inc. is changed to:

1601 Trapelo Road, Suite 30
Waltham, MA 02451

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.